Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40024
Entity Registrant Name	MICROALGO INC.
Entity Central Index Key	0001800392
Entity Address, Address Line One	Unit 507
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	Taoyuan Street
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052